FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Measurement of financial leveraging index

	12/31/2021	12/31/2020
Total loans, financing and debentures	44,015,645	47,002,033
(-) Cash and cash equivalents	(192,659)	(286,607)
(-) Marketable securities	(15,873,853)	(13,993,294)
Net debt	27,949,133	32,722,132
(+) Total shareholders's equity	76,416,764	73,751,294
Total Capital	104,365,897	106,473,426
Financial Leverage Index	27%	31%

The accounting balances of financial assets and liabilities represent a reasonable approximation of fair value

	CONSOLIDATED
	Level	12/31/2021	12/31/2020
FINANCIAL ASSETS
Amortized cost		21,126,404	26,388,667
Loans and financing		5,843,527	10,924,899
Reimbursement rights		6,396,234	5,588,131
Financial Assets - Generation		2,172,162	2,096,717
Financial Assets - Itaipu		428,865	455,820
Customers		6,088,056	7,033,556
Cash and cash equivalents		192,659	286,607
Marketable Securities		4,901	2,937

Fair value through profit or loss		19,268,020	16,371,727
Marketable Securities	2	15,868,952	13,990,357
Decommissioning Fund	2	2,055,713	1,753,827
Derivative Financial Instruments	2	1,343,355	627,543

Fair value through other comprehensive income		1,878,609	2,093,279
Investments (Equity Holdings)	1	1,878,609	2,093,279

FINANCIAL LIABILITIES
Amortized cost		50,491,870	53,687,417
Loans, financing and debentures		44,015,645	47,002,033
Financial liabilities - Itaipu		578,626	—
Reimbursement Obligations		859,003	1,640,767
Suppliers		4,048,087	3,920,607
Leases		903,484	1,053,194
Concessions payable UBP		87,025	70,816

Fair value through profit or loss		—	10,014
Derivative Financial Instruments	2	—	10,014

Level 1 - quoted prices (unadjusted) in active, liquid and visible markets for identical assets and liabilities that are accessible on the measurement date;

Level 2 - quoted prices (whether or not they can be adjusted) for similar assets or liabilities in active markets, other unobservable inputs at level 1, directly or indirectly, under the terms of the asset or liability; and

Level 3 - assets and liabilities whose prices do not exist or these prices or valuation techniques are supported by a small or non-existent, unobservable or liquid market. At this level, the estimate of fair value becomes highly subjective.

Schedule of analysis of non-derivative financial liabilities by maturity

	12/31/2021
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-current)
Measured at amortized cost	14,802,340	9,068,371	20,021,202	19,627,075	63,518,988
Loan, financing and debentures	9,674,220	8,693,204	19,650,487	19,413,779	57,431,690
Suppliers	4,031,532	16,555	—	—	4,048,087
Reimbursement obligations	859,003	—	—	—	859,003
Leases	232,215	351,395	355,101	75,248	1,013,959
Concessions payable UBP	5,370	7,217	15,614	138,048	166,249

	12/31/2020
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-current)
Measured at amortized cost	19,443,434	8,885,947	15,101,480	16,174,660	59,605,521
Loan, financing and debentures	13,678,958	8,798,046	14,756,060	15,580,546	52,813,610
Suppliers	3,904,051	16,556	—	—	3,920,607
Reimbursement obligations	1,618,508	22,259	—	—	1,640,767
Leases	237,055	44,423	332,794	545,449	1,159,721
Concessions payable UBP	4,862	4,663	12,626	48,665	70,816

Risk of exchange rate appreciation:
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Assumptions adopted

		12/31/2021
		Balance at 12/31/2021		Effect on result
		Foreign		Scenario I	Scenario II	Scenario III
		Currency	Real	Probable 2021¹	(+25%)¹	(+50%)¹
	Loans and Financing	(1,439,182)	(8,031,354)	(272,726)	(2,348,746)	(4,424,766)
USD	Loans granted	123,445	688,883	23,395	201,464	379,533
	Financial asset – Itaipu	125,006	697,587	23,698	204,019	384,340
	Impact on income	(1,190,731)	(6,644,884)	(225,633)	(1,943,263)	(3,660,893)

EURO	Loans and Financing	(45,592)	(288,187)	(14,339)	(89,970)	(165,602)
	Impact on income	(45,592)	(288,187)	(14,339)	(89,970)	(165,602)

Impact on income of exchanges rates				(239,972)	(2,033,233)	(3,826,495)

(¹) Assumptions adopted			12/31/2021	Probable	+25%	+50%
	USD		5.58	5.77	7.21	8.66
	EURO		6.32	6.64	8.29	9.95

Interest rate appreciation risk
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Impact of each scenario on company results, sensitivity analysis

			12/31/2021
			Effect on income
		Balance as of	Scenario I	Scenario II	Scenario III
		12/31/2021	Probable 2021 [1]	(+25%)[1]	(+50%)[1]
CDI	Loans, Financing and debentures	(13,219,492)	(1,671,842)	(2,089,803)	(2,507,763)
	Impact on income	(13,219,492)	(1,671,842)	(2,089,803)	(2,507,763)

SELIC	Loans, Financing and debentures	(5,583,969)	(711,956)	(889,945)	(1,067,934)
	Reimbursement AIC	588,786	75,070	93,838	112,605
	Impact on income	(4,995,183)	(636,886)	(796,107)	(955,329)

TJLP	Loans, Financing and debentures	(5,168,140)	(314,223)	(392,779)	(471,334)
	Impact on income	(5,168,140)	(314,223)	(392,779)	(471,334)

IGPM	Loans granted	241,090	13,395	16,744	20,093
	Lease liability	(903,484)	(50,198)	(62,747)	(75,297)
	Impact on income	(662,394)	(36,803)	(46,003)	(55,204)

Impact on income of the indexes			(2,659,754)	(3,324,692)	(3,989,630)

(1) Assumptions adopted		12/31/2021	Probable	+25%	+50%
	CDI	9.15%	12.65%	15.81%	18.97%
	SELIC	9.25%	12.75%	15.94%	19.13%
	TJLP	5.32%	6.08%	7.60%	9.12%
	IGMP	16.58%	5.56%	6.95%	8.33%

Interest rate depreciation risk
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Impact of each scenario on company results, sensitivity analysis

			Effect on income
		Balance as of	Scenario I	Scenario II	Scenario III
		12/31/2021	Probable 2021¹	(-25%)¹	(-50%)¹
	Loans, Financing and debentures	(4,885,610)	272,392	204,294	136,196
IPCA	Loans granted	116,253	(6,482)	(4,861)	(3,241)
	Right of reimbursement	5,813,512	(324,126)	(243,095)	(162,063)
	Impact on income	1,044,155	(58,216)	(43,662)	(29,108)

Impact on income of the indexes			(58,216)	(43,662)	(29,108)

(¹) Assumptions adopted		12/31/2021	Probable	-25%	-50%
	IPCA	9.63%	5.58%	4.18%	2.79%

Price risk
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Impact of each scenario on company results, sensitivity analysis

Embedded derivative	Possible	Scenario I	Scenario II	Scenario III	Scenario IV
Electricity supply	1,343,355	1,007,516	671,678	1,679,194	2,015,033

LIBOR
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Assumptions adopted

		Debt balance /Notional Amount
		on 12/31/2021		Effect on the result - income (expenseve)
				Scenario I	Scenario II	Scenario III
		in USD	In real	Probable 2021[1]	(+25%) ¹	(+50%) ¹
LIBOR	Loans and Financing	(75,530)	(421,496)	(1,040)	(1,300)	(1,559)
	Impact on income or loss - TJLP	(75,530)	(421,496)	(1,040)	(1,300)	(1,559)

	(¹) Assumptions adopted:		12/31/2021	Probable	25%	50%
	LIBOR		0.34%	1.38%	1.72%	2.06%